UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities — 7.0%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	694	$742,581
ACAS CLO Ltd., Series 2013-1A, Class C, 3.24%, 4/20/25 (a)(b)		500	488,000
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class C, 3.44%, 10/08/17		400	416,528
Apidos CDO XI, Series 2012-11A, Class D, 4.74%, 1/17/23 (a)(b)		600	597,900
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		500	479,065
Babson CLO Ltd., Series 2012-1X, Class B, 2.78%, 4/15/22 (b)		500	490,000
Brookside Mill CLO Ltd., Series 2013-1A, Class C1, 2.92%, 4/17/25 (a)(b)		500	498,400
CarMax Auto Owner Trust, Series 2012-1:
Class B, 1.76%, 8/15/17		210	213,607
Class C, 2.20%, 10/16/17		125	127,537
Class D, 3.09%, 8/15/18		160	164,662
Cavalry CLO Ltd., Series 2A (a)(b):
Class C, 3.23%, 1/17/24		1,040	1,024,400
Class D, 4.38%, 1/17/24		765	749,700
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,129,880
CIFC Funding Ltd. (a)(b):
Series 2012-1A, Class B1L, 5.53%, 8/14/24		750	757,500
Series 2013-1A, Class B, 3.09%, 4/16/25		500	500,150
Series 2013-1A, Class C, 3.88%, 4/16/25		500	490,650
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,977,415
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		504	504,704
Series 2011-3A, Class C, 4.03%, 2/15/17		260	262,455
Duane Street CLO IV Ltd., Series 2007-4A, Class D, 2.53%, 11/14/21 (a)(b)		500	481,500
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.09%, 1/15/16 (b)		180	180,629
		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust (concluded):
Series 2012-1, Class C, 1.69%, 1/15/16 (b)	USD	480	$482,435
Series 2012-1, Class D, 2.29%, 1/15/16 (b)		450	452,135
Series 2012-2, Class B, 2.32%, 1/15/19		245	250,799
Series 2012-2, Class C, 2.86%, 1/15/19		105	109,328
Series 2012-2, Class D, 3.50%, 1/15/19		200	209,098
Galaxy CLO Ltd., Series 2013-15A, Class C, 2.88%, 4/15/25 (a)(b)		500	494,375
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (b)		20	20,350
ING IM CLO Ltd., Series 2012-2A, Class C, 3.73%, 10/15/22 (a)(b)		750	750,000
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.38%, 8/23/27		525	515,433
Series 2008-3, Class A4, 1.92%, 11/25/24		620	659,608
OZLM Funding Ltd., Series 2013-3A (a)(b):
Class B, 3.35%, 1/22/25		750	754,575
Class C, 4.15%, 1/22/25		500	491,650
PFS Financing Corp., Series 2012-AA, Class A, 1.39%, 2/15/16 (a)(b)		480	482,542
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		441	442,672
Series 2011-S1A, Class C, 2.01%, 8/15/16		298	299,762
Series 2011-S1A, Class D, 3.15%, 8/15/16		307	309,314
Series 2011-WO, Class C, 3.19%, 10/15/15		575	587,306
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		499	499,933
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,048,819
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		78	77,595
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	744,387
Series 2011-1, Class D, 4.01%, 2/15/17		940	981,185
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		165	165,084

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Asset-Backed Securities

Asset-Backed Securities (concluded)
Santander Drive Auto Receivables Trust (concluded):
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)	USD	93	$93,719
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		431	433,456
Series 2012-1, Class B, 2.72%, 5/16/16		240	245,215
Series 2012-1, Class C, 3.78%, 11/15/17		325	339,720
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.47%, 6/15/21 (b)		163	160,864
Series 2008-5, Class A3, 1.58%, 1/25/18 (b)		525	533,407
Series 2008-5, Class A4, 1.98%, 7/25/23 (b)		630	661,487
Series 2012-A, Class A1, 1.59%, 8/15/25 (a)(b)		277	281,568
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	374,021
Small Business Administration Participation Certificates, Class 1, Series 1996-20K, 6.95%, 11/01/16		115	121,524
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.88%, 7/28/21 (a)(b)		750	727,500
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22		1,180	1,266,693
			28,344,822

Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		3,618	281,554
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		5,417	389,380
			670,934

Total Asset-Backed Securities – 7.2%			29,015,756

		Shares
Common Stocks (c)

Paper & Forest Products — 0.1%
NewPage Corp.		4,960	471,200

Software — 0.0%
Bankruptcy Management Solutions, Inc.		152	—

Total Common Stocks – 0.1%			471,200

	Par (000)		Value
Corporate Bonds

Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21	USD	230	$252,425
United Technologies Corp. (d):
4.88%, 5/01/15	1,250		1,353,083
6.13%, 7/15/38	750		950,243

			2,555,751

Airlines — 0.7%
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 1/12/19	571		593,959
Series 2012-3, Class C 6.13%, 4/29/18	500		525,000
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15	1,552		1,679,847

			2,798,806

Auto Components — 0.4%
Icahn Enterprises LP, 8.00%, 1/15/18	1,000		1,060,000
Schaeffler Finance BV, 4.75%, 5/15/21 (a)	590		579,675

			1,639,675

Automobiles — 0.5%
Ford Motor Co., 4.75%, 1/15/43	2,005		1,865,320

Building Products — 0.2%
Cemex SAB de CV, 5.88%, 3/25/19 (a)	200		199,000
Momentive Performance Materials, Inc., 8.88%, 10/15/20	250		269,375
Texas Industries, Inc., 9.25%, 8/15/20	326		361,045

			829,420

Capital Markets — 3.7%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)	2,955		3,540,704
The Goldman Sachs Group, Inc. (d):
5.38%, 3/15/20	1,215		1,381,155
5.25%, 7/27/21	3,175		3,537,077
5.75%, 1/24/22	1,815		2,077,712
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(e)	225		—
Morgan Stanley:
4.20%, 11/20/14	680		708,393
4.00%, 7/24/15	400		420,939
6.25%, 8/28/17 (d)	1,925		2,220,867

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Capital Markets (concluded)
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	USD	820	$893,745

			14,780,592

Chemicals — 1.4%
Axiall Corp., 4.88%, 5/15/23 (a)		152	152,760
The Dow Chemical Co., 4.13%, 11/15/21		350	372,141
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		528	531,960
Huntsman International LLC, 4.88%, 11/15/20		413	417,130
Methanex Corp., 3.25%, 12/15/19		2,074	2,078,109
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		240	246,000
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		161	162,207
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,481	1,510,620
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		151	159,305

			5,630,232

Commercial Banks — 3.2%
CIT Group, Inc.:
5.50%, 2/15/19 (a)		280	303,100
5.38%, 5/15/20		1,650	1,777,875
5.00%, 8/15/22		174	185,310
Depfa ACS Bank, 5.13%, 3/16/37 (a)		4,150	3,714,250
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)(d)		1,400	1,459,500
HSBC Bank Plc, 3.10%, 5/24/16 (a)(d)		695	734,832
HSBC Holdings Plc, 6.10%, 1/14/42 (d)		305	378,267
Rabobank Nederland (d):
3.88%, 2/08/22		1,390	1,443,432
3.95%, 11/09/22		1,500	1,492,956
Wells Fargo & Co., 3.50%, 3/08/22 (d)		1,390	1,440,964

			12,930,486

Commercial Services & Supplies — 1.9%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (a)		245	262,763
The ADT Corp., 4.88%, 7/15/42		539	495,164
Aviation Capital Group Corp. (a):
4.63%, 1/31/18		650	671,489
7.13%, 10/15/20		900	1,023,750
Hertz Corp, The.:
4.25%, 4/01/18 (a)		237	243,518
5.88%, 10/15/20		230	242,650
7.38%, 1/15/21		1,450	1,602,250
6.25%, 10/15/22		385	418,206
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
Mobile Mini, Inc., 7.88%, 12/01/20	USD	1,320	$1,461,900
UR Merger Sub Corp.:
5.75%, 7/15/18		194	207,095
7.38%, 5/15/20		495	543,262
7.63%, 4/15/22		455	503,912
West Corp., 8.63%, 10/01/18		135	148,163

			7,824,122

Communications Equipment — 1.2%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (f)		4,340	4,415,950
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		530	588,300

			5,004,250

Construction & Engineering — 0.1%
ABB Finance USA, Inc., 4.38%, 5/08/42		194	196,583
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		200	201,000

			397,583

Construction Materials — 1.1%
HD Supply, Inc.:
8.13%, 4/15/19		1,954	2,168,940
7.50%, 7/15/20 (a)		1,544	1,636,640
11.50%, 7/15/20		250	293,750
Lafarge SA, 7.13%, 7/15/36		135	146,137

			4,245,467

Consumer Finance — 0.9%
Discover Financial Services, 3.85%, 11/21/22		250	251,774
Ford Motor Credit Co. LLC:
6.63%, 8/15/17		280	325,635
8.13%, 1/15/20		1,265	1,593,934
4.25%, 9/20/22		800	822,239
SLM Corp., 6.25%, 1/25/16		651	691,712

			3,685,294

Containers & Packaging — 0.6%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc. (a):
7.38%, 10/15/17	EUR	425	593,823
4.88%, 11/15/22	USD	209	208,477
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		91	99,418
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (a)		143	139,783
Sealed Air Corp. (a):
6.50%, 12/01/20		550	611,875
8.38%, 9/15/21		225	259,875

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Containers & Packaging (concluded)
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (a)	USD	410	$424,350

			2,337,601

Diversified Consumer Services — 0.6%
APX Group, Inc., 6.38%, 12/01/19 (a)		634	632,415
Rent-A-Center, Inc., 4.75%, 5/01/21 (a)		431	422,380
Service Corp. International, 4.50%, 11/15/20		1,240	1,250,075

			2,304,870

Diversified Financial Services — 6.4%
Aircastle Ltd., 6.25%, 12/01/19		705	763,163
Ally Financial, Inc.:
8.30%, 2/12/15		860	946,000
5.50%, 2/15/17		1,500	1,605,000
6.25%, 12/01/17		160	176,088
8.00%, 3/15/20		560	666,400
8.00%, 11/01/31		300	387,000
Bank of America Corp. (d):
5.63%, 7/01/20		1,100	1,270,617
3.30%, 1/11/23		5,010	4,853,132
Citigroup, Inc., Series D, 5.35% (b)(g)		1,050	1,036,875
FMR LLC, 4.95%, 2/01/33 (a)(d)		1,150	1,172,602
General Electric Capital Corp., 6.75%, 3/15/32 (d)		2,500	3,115,002
General Motors Financial Co., Inc., 4.25%, 5/15/23 (a)		182	177,450
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (a)(h)		186	181,815
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		500	502,500
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		626	627,565
JPMorgan Chase & Co., 6.30%, 4/23/19 (d)		1,375	1,654,500
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	933,795
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		900	1,017,990
Moody's Corp., 4.50%, 9/01/22		900	932,994
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		200	213,000
7.88%, 8/15/19		560	613,200
5.75%, 10/15/20		1,000	1,015,000
6.88%, 2/15/21		1,255	1,339,712
WMG Acquisition Corp., 11.50%, 10/01/18		562	663,160

			25,864,560

		Par (000)	Value
Corporate Bonds

Diversified Telecommunication Services — 2.9%
CenturyLink, Inc., Series V, 5.63%, 4/01/20	USD	400	$413,500
Level 3 Financing, Inc.:
8.13%, 7/01/19		671	726,357
8.63%, 7/15/20		580	638,000
Lynx I Corp., 5.38%, 4/15/21 (a)		395	410,800
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,556,711
Verizon Communications, Inc. (d):
3.50%, 11/01/21		500	516,938
6.40%, 2/15/38		3,396	4,096,388
Windstream Corp., 7.88%, 11/01/17		200	230,000

			11,588,694

Electric Utilities — 6.4%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	158,693
5.95%, 12/15/36		217	242,935
CMS Energy Corp., 5.05%, 3/15/22		917	1,035,404
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	398,958
6.00%, 1/15/38 (d)		850	1,054,031
4.25%, 12/15/41 (d)		375	368,659
E.ON International Finance BV, 6.65%, 4/30/38 (a)(d)		1,575	2,086,424
Electricite de France SA, 5.60%, 1/27/40 (a)(d)		1,400	1,568,668
Florida Power Corp.:
6.35%, 9/15/37 (d)		1,450	1,870,648
6.40%, 6/15/38		340	436,781
Georgia Power Co., 3.00%, 4/15/16 (d)		800	847,880
Hydro-Quebec (d):
9.40%, 2/01/21		390	562,557
8.40%, 1/15/22		730	1,023,775
8.05%, 7/07/24		1,900	2,708,353
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	304,573
Nisource Finance Corp.:
6.40%, 3/15/18		280	332,543
5.25%, 2/15/43		500	518,735
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,887,627
PacifiCorp., 6.25%, 10/15/37 (d)		650	838,530
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37 (d)		1,350	1,769,703
Southern California Edison Co. (d):
5.63%, 2/01/36		675	809,779
Series 08-A 5.95%, 2/01/38		1,100	1,385,099
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	850	1,123,568

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Electric Utilities (concluded)
Virginia Electric and Power Co., Series A, 6.00%, 5/15/37 (d)	USD	1,920	$2,413,638

			25,747,561

Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20 (a)		580	603,200

Energy Equipment & Services — 3.1%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	581,950
Ensco Plc:
3.25%, 3/15/16		160	169,127
4.70%, 3/15/21 (d)		1,745	1,925,152
EOG Resources, Inc., 2.63%, 3/15/23 (d)		1,898	1,828,636
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		807	859,455
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (a)		71	72,420
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	579,600
Noble Holding International Ltd., 5.25%, 3/15/42		350	340,651
Peabody Energy Corp.:
6.00%, 11/15/18		1,256	1,343,920
6.25%, 11/15/21		1,354	1,414,930
Seadrill Ltd., 5.63%, 9/15/17 (a)		1,590	1,629,750
Tervita Corp., 8.00%, 11/15/18 (a)		519	537,165
Transocean, Inc.:
5.05%, 12/15/16		850	941,644
6.50%, 11/15/20		350	406,335

			12,630,735

Food Products — 1.0%
Kraft Foods Group, Inc.:
5.38%, 2/10/20		1,570	1,828,213
5.00%, 6/04/42		997	1,045,065
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (a)		224	224,840
Post Holdings, Inc., 7.38%, 2/15/22		749	834,199

			3,932,317

Gas Utilities — 0.3%
CenterPoint Energy Resources Corp., 5.85%, 1/15/41		700	869,870
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		380	408,025

			1,277,895

		Par (000)	Value
Corporate Bonds

Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15	USD	1,260	$1,402,143
DJO Finance LLC/DJO Finance Corp., 7.75%, 4/15/18		40	41,400
Teleflex, Inc., 6.88%, 6/01/19		385	415,800

			1,859,343

Health Care Providers & Services — 4.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		535	584,487
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		400	417,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	687,022
HCA, Inc.:
8.50%, 4/15/19	USD	17	18,530
6.50%, 2/15/20		2,044	2,304,610
7.88%, 2/15/20		215	234,350
7.25%, 9/15/20		357	392,700
4.75%, 5/01/23		1,161	1,158,097
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		412	430,540
INC Research LLC, 11.50%, 7/15/19 (a)		465	499,875
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		300	319,500
Omnicare, Inc., 7.75%, 6/01/20		805	891,537
Symbion, Inc., 8.00%, 6/15/16		455	481,163
Tenet Healthcare Corp.:
6.25%, 11/01/18		750	830,625
4.50%, 4/01/21 (a)		383	376,298
4.38%, 10/01/21 (a)		1,765	1,712,050
UnitedHealth Group, Inc., 2.88%, 3/15/22 (d)		2,000	1,986,892
WellPoint, Inc., 4.65%, 1/15/43 (d)		3,995	3,966,512

			17,291,788

Health Care Technology — 0.6%
Amgen, Inc. (d):
6.40%, 2/01/39		750	912,718
5.15%, 11/15/41		1,500	1,591,288

			2,504,006

Hotels, Restaurants & Leisure — 1.7%
Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.00%, 2/15/20 (a)		398	383,075
MCE Finance Ltd., 5.00%, 2/15/21 (a)		941	941,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		859	863,295
The Unique Pub Finance Co. Plc:
Series A3 6.54%, 3/30/21	GBP	900	1,415,320
Series A4 5.66%, 6/30/27		1,322	1,968,473

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
The Unique Pub Finance Co. Plc (concluded):
Series N 6.46%, 3/30/32	GBP	1,195	$1,425,310

			6,996,473

Household Durables — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)	USD	374	378,675

Household Products — 0.2%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	259,300
Spectrum Brands Escrow Corp. (a):
6.38%, 11/15/20	USD	200	214,750
6.63%, 11/15/22		275	297,000

			771,050

Independent Power Producers & Energy Traders — 0.6%
The AES Corp., 4.88%, 5/15/23		38	37,335
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,955	2,226,256
NRG Energy, Inc., 6.63%, 3/15/23 (a)		19	20,093

			2,283,684

Industrial Conglomerates — 0.0%
Smiths Group Plc, 3.63%, 10/12/22 (a)		180	174,086

Insurance — 4.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		608	636,880
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	745,761
American International Group, Inc. (d):
3.80%, 3/22/17	USD	5,580	5,963,128
5.45%, 5/18/17		800	902,241
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	340,890
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19	USD	345	406,535
5.13%, 4/15/22		930	1,060,212
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (a)		1,000	1,169,150
Lincoln National Corp., 6.25%, 2/15/20		630	748,688
Manulife Financial Corp., 3.40%, 9/17/15 (d)		1,625	1,715,836
MetLife Global Funding I, 5.13%, 6/10/14 (a)(d)		775	810,459
Montpelier Re Holdings Ltd., 4.70%, 10/15/22		450	456,447
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	350,200
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	305,378
		Par (000)	Value
Corporate Bonds

Insurance (concluded)
Prudential Financial, Inc. (d):
4.75%, 9/17/15	USD	1,220	$1,321,563
7.38%, 6/15/19		300	382,210
5.38%, 6/21/20		250	292,461
4.50%, 11/15/20		400	444,551
5.70%, 12/14/36		950	1,069,172

			19,121,762

Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		87	88,522
VeriSign, Inc., 4.63%, 5/01/23 (a)		345	346,725

			435,247

IT Services — 0.6%
First Data Corp. (a):
7.38%, 6/15/19		205	216,275
8.88%, 8/15/20		1,000	1,105,000
6.75%, 11/01/20		680	710,600
8.25%, 1/15/21		27	28,620
SunGard Data Systems, Inc., 7.38%, 11/15/18		490	521,850

			2,582,345

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		250	241,362

Machinery — 0.1%
Navistar International Corp., 8.25%, 11/01/21		381	388,144

Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,100	1,329,009

Media — 7.2%
Affinion Group, Inc., 7.88%, 12/15/18		730	562,100
AMC Networks, Inc.:
7.75%, 7/15/21		320	362,400
4.75%, 12/15/22		343	342,143
Cinemark USA, Inc., 5.13%, 12/15/22		175	177,625
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		306	307,530
Clear Channel Worldwide Holdings, Inc. (a):
6.50%, 11/15/22		671	704,550
6.50%, 11/15/22		1,814	1,913,770
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (d)		2,000	2,969,150
Cox Communications, Inc. (a):
6.95%, 6/01/38		1,000	1,264,014
8.38%, 3/01/39		1,735	2,519,924
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	289,996

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Media (concluded)
DIRECTV Holdings LLC (concluded):
5.15%, 3/15/42	USD	2,100	$2,040,301
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (a)(h)		1,695	1,661,100
Intelsat Luxembourg SA, 7.75%, 6/01/21 (a)		455	478,319
NBC Universal Media LLC (d):
5.15%, 4/30/20		1,974	2,331,148
4.38%, 4/01/21		1,015	1,132,611
The New York Times Co., 6.63%, 12/15/16		1,070	1,186,363
Omnicom Group, Inc., 3.63%, 5/01/22 (d)		2,355	2,366,537
Sirius XM Radio, Inc., 4.25%, 5/15/20 (a)		334	327,320
Time Warner Cable, Inc., 7.30%, 7/01/38		970	1,200,721
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,112,007
6.10%, 7/15/40		615	705,358
Unitymedia Hessen GmbH & Co. KG, 5.50%, 1/15/23 (a)		250	255,000
Univision Communications, Inc., 5.13%, 5/15/23 (a)		1,153	1,129,940
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	347,325
7.00%, 1/15/18	GBP	792	1,267,142

			28,954,394

Metals & Mining — 4.5%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,470,285
ArcelorMittal:
9.50%, 2/15/15		395	438,450
4.25%, 2/25/15		174	178,785
4.25%, 8/05/15		234	241,605
4.25%, 3/01/16		175	181,563
5.00%, 2/25/17		245	254,800
6.13%, 6/01/18		314	332,840
Barrick Gold Corp., 2.90%, 5/30/16 (d)		1,685	1,735,323
Commercial Metals Co., 4.88%, 5/15/23		561	534,352
Corp. Nacional del Cobre de Chile, 3.00%, 7/17/22 (a)(d)		1,566	1,494,666
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (a)		405	410,063
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		540	525,703
5.45%, 3/15/43 (a)		450	432,420
New Gold, Inc. (a):
7.00%, 4/15/20		105	111,300
6.25%, 11/15/22		435	448,050
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		475	471,360
		Par (000)	Value
Corporate Bonds

Metals & Mining (concluded)
Novelis, Inc., 8.75%, 12/15/20	USD	4,105	$4,587,337
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,571,149
Xstrata Canada Corp., 6.20%, 6/15/35		1,550	1,613,913

			18,033,964

Multiline Retail — 0.8%
Dollar General Corp., 3.25%, 4/15/23		2,000	1,940,640
Dufry Finance SCA, 5.50%, 10/15/20 (a)		1,260	1,326,150

			3,266,790

Oil, Gas & Consumable Fuels — 11.4%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		400	428,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,183,899
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		159	165,360
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (a)		59	61,655
BP Capital Markets Plc, 3.13%, 10/01/15		330	347,772
Burlington Resources Finance Co., 7.40%, 12/01/31 (d)		950	1,295,659
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		400	432,000
Cenovus Energy, Inc., 6.75%, 11/15/39		750	955,207
Chesapeake Energy Corp., 5.75%, 3/15/23		780	811,200
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	183,115
CONSOL Energy, Inc.:
8.00%, 4/01/17		514	549,980
8.25%, 4/01/20		166	183,430
Continental Resources, Inc., 4.50%, 4/15/23 (a)		114	115,140
Denbury Resources, Inc., 4.63%, 7/15/23		627	606,623
El Paso Natural Gas Co. LLC, 8.38%, 6/15/32		275	386,214
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	288,020
Energy Transfer Partners LP, 7.50%, 7/01/38		500	617,416
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		455	505,050
Enterprise Products Operating LLC:
4.05%, 2/15/22 (d)		1,250	1,331,995
6.13%, 10/15/39		700	817,570
Series L, 6.30%, 9/15/17		600	711,864

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)(d)	USD	505	$615,216
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,538,816
6.50%, 9/01/39		3,000	3,533,475
6.55%, 9/15/40		110	131,616
6.38%, 3/01/41		160	188,383
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		110	123,750
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 (a)		200	207,750
Linn Energy LLC, 6.25%, 11/01/19 (a)		355	357,663
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,264,953
MarkWest Energy Partners LP:
6.25%, 6/15/22		43	46,440
5.50%, 2/15/23		83	86,735
Memorial Production Partners LP, 7.63%, 5/01/21 (a)		212	213,060
MidAmerican Energy Co., 5.80%, 10/15/36		800	973,858
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,129,675
6.50%, 9/15/37		2,115	2,682,780
Newfield Exploration Co., 5.63%, 7/01/24		101	106,050
Nexen, Inc.:
6.40%, 5/15/37		400	492,200
7.50%, 7/30/39		670	922,225
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)		232	239,540
Pacific Drilling SA, 5.38%, 6/01/20 (a)(h)		370	366,300
PBF Holding Co. LLC, 8.25%, 2/15/20		110	121,550
PDC Energy, Inc., 7.75%, 10/15/22 (a)		300	327,000
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,392,918
5.75%, 1/20/20		1,760	1,914,125
Pioneer Natural Resources Co., 3.95%, 7/15/22		350	361,103
Plains Exploration & Production Co., 6.88%, 2/15/23		488	552,050
Premier Oil Plc, 5.00%, 6/09/18		1,900	2,002,125
Range Resources Corp.:
5.75%, 6/01/21		851	899,932
5.00%, 8/15/22		90	91,350
Regency Energy Partners LP, 4.50%, 11/01/23 (a)		249	246,510
Rosetta Resources, Inc., 5.63%, 5/01/21		239	239,598
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Sabine Pass Liquefaction LLC (a):
5.63%, 2/01/21	USD	1,791	$1,797,716
5.63%, 4/15/23		469	469,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,120	1,248,800
6.50%, 11/01/20 (a)		475	497,563
SandRidge Energy, Inc.:
8.75%, 1/15/20		23	24,725
7.50%, 2/15/23		253	260,590
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,030	1,246,475
Western Gas Partners LP:
5.38%, 6/01/21		715	805,656
4.00%, 7/01/22		200	204,105
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,029,205

			45,929,750

Paper & Forest Products — 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,082,500
International Paper Co.:
7.50%, 8/15/21		75	96,578
4.75%, 2/15/22		420	463,909
6.00%, 11/15/41		435	502,706
NewPage Corp., 11.38%, 12/31/14 (c)(e)		1,144	—

			2,145,693

Pharmaceuticals — 0.8%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	294,393
Elan Finance Plc/Elan Finance Corp., 6.25%, 6/15/21 (a)	USD	1,615	1,623,075
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (a)		520	593,450
Valeant Pharmaceuticals International, 6.38%, 10/15/20 (a)		575	603,750

			3,114,668

Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 5.63%, 3/01/23		247	251,322
Simon Property Group LP, 4.75%, 3/15/42 (d)		835	868,975
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	300,477
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,310,520

			2,731,294

Real Estate Management & Development — 0.8%
Lennar Corp., 4.75%, 11/15/22 (a)		440	440,000

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Real Estate Management & Development (concluded)
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	686	$1,074,203
The Realogy Corp. (a):
3.38%, 5/01/16	USD	477	473,422
7.88%, 2/15/19 (d)		369	404,977
7.63%, 1/15/20 (d)		520	588,900
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	335,000

			3,316,502

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,097,120

Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		470	493,500
Spansion LLC, 7.88%, 11/15/17		390	405,600

			899,100

Software — 0.6%
IAC/InterActiveCorp, 4.75%, 12/15/22 (a)		598	587,535
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		1,085	1,098,562
Oracle Corp., 5.38%, 7/15/40 (d)		800	927,796

			2,613,893

Specialty Retail — 0.6%
The Home Depot, Inc., 5.88%, 12/16/36 (d)		830	1,013,305
QVC, Inc. (a):
7.50%, 10/01/19		395	434,921
7.38%, 10/15/20		975	1,077,357

			2,525,583

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., 4.50%, 12/15/22		487	485,782
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (a)(h)		404	401,980

			887,762

Thrifts & Mortgage Finance — 0.4%
Radian Group, Inc., 5.38%, 6/15/15		1,400	1,449,000

Tobacco — 1.2%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,254,482
10.20%, 2/06/39		1,389	2,211,823
Lorillard Tobacco Co., 7.00%, 8/04/41		500	579,321
Reynolds American, Inc., 4.75%, 11/01/42		1,050	984,570

			5,030,196

		Par (000)	Value
Corporate Bonds

Wireless Telecommunication Services — 2.5%
America Movil SAB de CV, 2.38%, 9/08/16	USD	800	$821,474
Crown Castle International Corp., 5.25%, 1/15/23		465	470,813
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		1,595	1,886,120
Digicel Group Ltd., 8.25%, 9/30/20 (a)		405	431,325
Digicel Ltd., 6.00%, 4/15/21 (a)		800	796,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		504	539,280
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,606,979
SBA Tower Trust, 5.10%, 4/15/42 (a)		360	397,058
Softbank Corp., 4.50%, 4/15/20 (a)		550	558,092
Sprint Capital Corp.:
6.88%, 11/15/28		490	490,000
8.75%, 3/15/32		350	407,750
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	642,625
7.00%, 3/01/20		770	866,250

			9,913,766

Total Corporate Bonds – 83.9%			338,740,880

Foreign Agency Obligations

Italy Government International Bond, 5.38%, 6/15/33		470	490,304
Slovenia Government International Bond:
Series RS65, 4.38%, 4/02/14	EUR	1,600	2,095,342
5.85%, 5/10/23 (a)	USD	432	427,680

Total Foreign Agency Obligations – 0.7%			3,013,326

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		903	830,182
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		30	30
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15 5.50%, 12/25/35		1,367	1,297,623
Series 2006-OA21, Class A1 0.38%, 3/20/47 (b)		795	604,454

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations (concluded)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA5, Class 2A1 0.39%, 4/25/46 (b)	USD	313	$244,030
Series 2007-10, Class A22 6.00%, 7/25/37		499	459,353
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		1,173	1,171,426
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.19%, 6/19/35 (b)		829	841,590
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		551	474,511
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		719	647,780
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.89%, 5/25/36 (b)		622	527,702
Monastery BV, Series 2004-I, Class A2, 0.55%, 3/17/37 (b)	EUR	923	1,031,102
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	USD	1,065	1,144,357
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.94%, 5/25/47 (b)		345	302,697
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A21, 6.00%, 7/25/37		43	41,838

			9,618,675

Commercial Mortgage-Backed Securities — 12.5%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class A2 5.31%, 10/10/45		1,350	1,360,527
Series 2007-1, Class A4 5.45%, 1/15/49		500	562,049
Series 2007-2, Class A4 5.79%, 4/10/49 (b)		750	852,820
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	857,719
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.34%, 12/10/49 (b)		1,200	1,401,890
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	USD	1,100	$1,234,937
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.21%, 12/10/49 (b)		1,515	1,742,405
Commercial Mortgage Pass-Through Certificates:
Series 2006-C7, Class AM 5.96%, 6/10/46 (b)		1,750	1,917,312
Series 2013-LC6, Class B 3.74%, 1/10/46		695	699,588
Series 2013-LC6, Class D 4.43%, 1/10/46 (a)(b)		835	767,829
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM 5.99%, 6/15/38 (b)		1,000	1,111,022
Series 2006-C5, Class AM 5.34%, 12/15/39		1,750	1,920,263
Series 2010-RR2, Class 2A 5.95%, 9/15/39 (a)(b)		1,010	1,143,747
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	738,424
DBRR Trust, Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)		365	415,584
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41		455	456,418
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4 6.06%, 7/10/38 (b)		1,169	1,309,986
Series 2007-GG9, Class A4 5.44%, 3/10/39		2,165	2,437,322
GS Mortgage Securities Trust:
Series 2007-GG10, Class A4 5.98%, 8/10/45 (b)(d)		430	487,203
Series 2013-GC10, Class B 3.68%, 2/10/46 (a)		1,255	1,245,547
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2 5.12%, 7/15/41		820	853,039
Series 2006-CB14, Class AM 5.63%, 12/12/44 (b)		330	361,766
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3 5.56%, 6/15/29		290	295,648
Series 2004-C8, Class C 4.93%, 12/15/39		1,385	1,437,522

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (b) (concluded):
Series 2007-C6, Class A4 5.86%, 7/15/40	USD	5,225	$5,877,106
Series 2007-C7, Class A3 5.87%, 9/15/45		1,403	1,589,638
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4 5.45%, 2/12/44 (b)		4,000	4,510,540
Series 2007-XLC1, Class A2 0.47%, 7/17/17 (a)		87	84,507
Morgan Stanley Reremic Trust, Series 2011, Class A, 2.50%, 3/23/51 (a)		496	500,913
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		915	913,551
Titan Europe Plc, Series 2007-1X, Class A, 0.75%, 1/20/17 (b)	GBP	1,607	2,088,118
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2 5.50%, 10/15/48	USD	4,203	4,235,083
Series 2007-C33, Class A4 6.12%, 2/15/51 (b)		2,285	2,582,471
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B 4.31%, 8/15/45		700	741,059
Series 2012-C8, Class C 5.04%, 8/15/45 (b)		900	971,495
Series 2013-C11, Class D 4.33%, 3/15/45 (a)(b)		800	731,374

			50,436,422

Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)		1,836	36,524

Interest Only Commercial Mortgage-Backed Securities — 1.3%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 1.93%, 8/15/45 (a)(b)		15,833	1,711,715
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.87%, 3/15/45 (a)(b)		9,513	1,327,614
WF-RBS Commercial Mortgage Trust (a)(b):
Series 2012-C8, Class XA 2.41%, 8/15/45		6,059	794,251
		Par (000)	Value
Non-Agency Mortgage-Backed Securities

Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust (a)(b) (concluded):
Series 2012-C9, Class XA 2.43%, 11/15/45	USD	10,762	$1,490,690

			5,324,270

Total Non-Agency Mortgage-Backed Securities – 16.2%			65,415,891

Preferred Securities

Capital Trusts

Capital Markets — 0.4%
The Bank of New York Mellon Corp., Series D, 4.50% (b)(g)		1,702	1,708,383
State Street Capital Trust IV, 1.27%, 6/01/77 (b)		70	58,975

			1,767,358

Commercial Banks — 0.9%
BNP Paribas SA, 7.20% (a)(b)(g)		1,000	1,063,750
BPCE SA, 12.50% (a)(b)(g)		800	1,016,000
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)		505	506,263
Wachovia Capital Trust III, 5.57% (b)(g)		1,025	1,026,281

			3,612,294

Diversified Financial Services — 1.9%
Capital One Financial Corp., 4.75%, 7/15/21		975	1,088,083
General Electric Capital Corp., Series B, 6.25% (b)(d)(g)		900	996,750
JPMorgan Chase & Co.:
Series 1, 7.90% (b)(g)		3,500	4,086,250
Series Q, 5.15% (b)(g)		1,500	1,515,000

			7,686,083

Electric Utilities — 0.5%
Electricite de France SA, 5.25% (a)(b)(g)		2,100	2,107,875

Insurance — 3.6%
The Allstate Corp., 6.50%, 5/15/67 (b)(d)		2,150	2,424,125
American International Group, Inc., 8.18%, 5/15/68 (b)		970	1,270,700
AXA SA, 6.46% (a)(b)(g)		1,025	1,042,937
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)		1,150	1,081,000
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (a)(b)		975	1,018,875

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Par (000)	Value
Preferred Securities

Capital Trusts

Insurance (concluded)
Lincoln National Corp., 6.05%, 4/20/67 (b)	USD 750	$765,000
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	645	814,313
MetLife, Inc., 6.40%, 12/15/66	3,500	3,955,000
Swiss Re Capital I LP, 6.85% (a)(b)(d)(g)	1,060	1,137,401
XL Group Plc, Series E, 6.50% (b)(g)	810	812,025

14,321,376

Total Capital Trusts – 7.3%	29,494,986

Shares
Preferred Stocks

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)	46,000	1,181,740

Commercial Banks — 1.0%
US Bancorp, Series G, 6.00% (b)	150,000	4,020,000

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(c)	10,000	61,000

Total Preferred Stocks – 1.3%	5,262,740

Trust Preferreds

Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)	14,810	413,421

Total Preferred Securities – 8.7%	35,171,147

Par (000)
Municipal Bonds

City of Detroit Michigan, GO, Capital Improvement, Limited Tax, Series A-2, 8.00%, 4/01/14	1,525	1,468,438
Par (000)	Value
Municipal Bonds

District of Columbia, Refunding RB, Howard University Issue, Series B, 7.63%, 10/01/35	USD	1,000	$1,195,290
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	950	1,207,184
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40	1,260	1,587,121
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co., Project, 5.25%, 12/01/25	500	514,645
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	670	974,327
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, 7.06%, 4/01/57	1,000	1,089,260
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution:
Series EE, 5.38%, 6/15/43	385	436,729
Series EE, 5.50%, 6/15/43	465	531,928
Series GG, Build America Bonds, 5.72%, 6/15/42	690	864,115
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39	550	655,358
5.60%, 3/15/40	950	1,148,702
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29	395	499,371
State of California, GO, Build America Bonds:
7.63%, 3/01/40	860	1,249,236
7.55%, 4/01/39	140	201,489
State of Illinois, GO, Pension Funding, 5.10%, 6/01/33	1,000	1,007,650
University of California, RB, Build America Bonds, 5.95%, 5/15/45	440	520,920

Total Municipal Bonds – 3.8%	15,151,763

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
US Government Sponsored Agency Securities

Agency Obligations — 3.3%
Fannie Mae (d):
2.25%, 10/09/19 (i)	USD	7,305	$6,337,029
5.63%, 7/15/37		825	1,111,789
Federal Home Loan Bank (d):
5.25%, 12/09/22		700	869,103
5.37%, 9/09/24		1,100	1,378,036
Resolution Funding Corp., 3.49%, 4/15/30 (i)		6,055	3,377,533

			13,073,490

Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,468.91%, 5/25/21 (b)		—(j)	1,765
Series 1991-87, Class S, 26.10%, 8/25/21 (b)		17	25,349
Series 2005-5, Class PK, 5.00%, 12/25/34		458	489,730
Series G-7, Class S, 1,119.90%, 3/25/21 (b)		—(j)	1,315
Series G-17, Class S, 1,058.38%, 6/25/21 (b)		—(j)	1,428
Series G-33, Class PV, 1,078.42%, 10/25/21		—(j)	1,086
Series G-49, Class S, 1,012.05%, 12/25/21 (b)		—(j)	596
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 9.76%, 3/15/20 (b)		2	355
Series 75, Class R, 9.50%, 1/15/21		—(j)	1
Series 75, Class RS, 35.03%, 1/15/21 (b)		—(j)	1
Series 173, Class R, 9.00%, 11/15/21		4	4
Series 173, Class RS, 9.27%, 11/15/21 (b)		—(j)	4
Series 192, Class U, 1,009.03%, 2/15/22 (b)		—(j)	—
Series 1057, Class J, 1,008.00%, 3/15/21		—(j)	399

			522,033

Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac Mortgage-Backed Securities (b):
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		170	171,457
Series 2013-K24, Class B, 3.50%, 11/25/45 (a)		1,750	1,706,024
Series K013, Class A2, 3.97%, 1/25/21		930	1,024,857

			2,902,338

		Par (000)	Value
US Government Sponsored Agency Securities

Interest Only Collateralized Mortgage Obligations — 2.8%
Fannie Mae Mortgage-Backed Securities:
Series 1990-123, Class M, 1,009.50%, 10/25/20	USD	—(j)	$123
Series 1990-136, Class S, 19.86%, 11/25/20 (b)		4,069	5,853
Series 1991-139, Class PT, 648.35%, 10/25/21		—(j)	799
Series 1991-99, Class L, 930.00%, 8/25/21		—(j)	512
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		121	3,698
Series 2010-126, Class UI, 5.50%, 10/25/40		4,917	686,069
Series 2012-47, Class NI, 4.50%, 4/25/42		5,531	897,491
Series 2012-96, Class DI, 4.00%, 2/25/27		8,106	932,586
Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)		13,353	2,028,531
Series 7, Class 2, 8.50%, 4/01/17		1	114
Series 89, Class 2, 8.00%, 10/01/18		2	176
Series 94, Class 2, 9.50%, 8/01/21		1	128
Series G-10, Class S, 1,083.41%, 5/25/21 (b)		—(j)	5,268
Series G-12, Class S, 1,150.07%, 5/25/21 (b)		—(j)	3,159
Series G92-5, Class H, 9.00%, 1/25/22		19	1,741
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21		—(j)	155
Series 200, Class R, 195,896.00%, 12/15/22 (b)		—(j)	445
Series 1043, Class H, 43.88%, 2/15/21 (b)		3,073	5,833
Series 1054, Class I, 859.64%, 3/15/21 (b)		—(j)	509
Series 1056, Class KD, 1,084.50%, 3/15/21		—(j)	315
Series 1148, Class E, 1,167.37%, 10/15/21 (b)		—(j)	1,219
Series 1254, Class Z, 8.50%, 4/15/22		45	6,303
Series 2611, Class QI, 5.50%, 9/15/32		1,222	125,466
Series K021, Class X1, 1.51%, 6/25/22 (b)		7,052	759,365
Series K707, Class X1, 1.56%, 12/25/18 (b)		2,513	188,317

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
		Par (000)	Value
US Government Sponsored Agency Securities

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series K710, Class X1, 1.78%, 5/25/19 (b)	USD	8,647	$786,234
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 6.00%, 9/20/32		6,351	1,136,595
Series 2009-116, Class KS, 6.27%, 12/16/39		4,202	558,872
Series 2011-52, Class NS, 6.47%, 4/16/41		17,480	3,198,775

			11,334,651

Mortgage-Backed Securities — 8.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 6/15/43 (k)		16,300	16,371,313
4.00%, 12/01/41 (d)		3,601	3,800,613
4.50%, 7/01/41 (d)		4,738	5,072,370
5.00%, 8/01/34 (d)		3,276	3,559,100
5.50%, 12/01/13 - 6/01/38 (d)		2,217	2,414,432
6.00%, 3/01/16 - 12/01/38 (d)		1,956	2,127,731
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		—(j)	337

			33,345,896

Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23		6	5,952
Series 228, Class 1, 6/01/23		5	4,743
Series 1993-51, Class E, 2/25/23		21	18,329
Series 1993-70, Class A, 5/25/23		3	2,727
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		—(j)	—

			31,751

Total US Government Sponsored Agency Securities – 15.2%			61,210,159

US Treasury Obligations

US Treasury Bonds (d):
6.25%, 8/15/23		4,355	6,011,259
5.38%, 2/15/31		375	505,020
3.50%, 2/15/39		2,865	3,015,412
4.25%, 5/15/39		2,770	3,296,300
4.38%, 5/15/40		8,225	9,981,811
		Par (000)	Value
US Treasury Obligations

US Treasury Bonds (d) (concluded):
4.75%, 2/15/41	USD	1,621	$2,083,998
4.38%, 5/15/41		805	977,320
3.13%, 11/15/41		9,925	9,648,966
3.13%, 2/15/42		2,368	2,300,289
3.00%, 5/15/42		2,730	2,582,836
3.13%, 2/15/43		2,344	2,268,801
US Treasury Notes (d):
2.00%, 2/15/22		1,937	1,946,534
1.75%, 5/15/22		152	148,960

Total US Treasury Obligations – 11.1%			44,767,506

		Shares
Warrants (l)

Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 9/28/17)		101	—

Total Warrants – 0.0%			—

Total Long-Term Investments (Cost – $562,980,383) – 146.9%			592,957,628

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (m)(n)		870,673	870,673

Total Short-Term Securities (Cost – $870,673) – 0.2%			870,673

Options Purchased

(Cost – $2,745,440) – 0.7%			2,913,332

Total Investments Before Options Written (Cost – $566,596,496*) – 147.8%			596,741,633

Options Written

(Premiums Received – $4,249,074) – (1.0)%	(3,987,054)

Total Investments, Net of Options Written – 146.8%	592,754,579

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)
Value
Liabilities in Excess of Other Assets – (46.8)%	$(188,911,636)

Net Assets – 100.0%	$403,842,943

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$567,406,353

	Gross unrealized appreciation	$36,708,050
	Gross unrealized depreciation	(7,372,770)

	Net unrealized appreciation	$29,335,280

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Convertible security.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Bank of America Corp.	$29,850	$(532)
Credit Suisse Group AG	$1,661,100	$(33,900)
Goldman Sachs Group, Inc.	$366,300	$(3,700)
Jefferies & Co.	$181,815	$(4,185)
JPMorgan Chase & Co.	$312,430	$(5,568)
Pershing LLC	$59,700	$(1,064)

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Amount is less than $500.
(k)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation

Deutsche Bank AG	$16,371,313	$(669,828)

(l)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(m)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain

BlackRock Liquidity Funds, TempFund, Institutional Class	1,343,014	(472,341)	870,673	$ 1,253	$ 26

(n)	Represents the current yield as of report date.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar
•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

BNP Paribas Securities Corporation	0.20%	6/26/12	Open	$1,214,812	$1,217,107
BNP Paribas Securities Corporation	0.32%	7/02/12	Open	2,979,000	2,987,844
BNP Paribas Securities Corporation	0.27%	7/24/12	Open	573,750	575,093
Credit Suisse Securities (USA) LLC	0.25%	9/06/12	Open	2,019,322	2,023,081
Barclays Capital Inc.	0.35%	9/18/12	Open	3,357,563	3,365,644
Deutsche Bank Securities, Inc.	(0.63%)	10/24/12	Open	340,864	339,562
BNP Paribas Securities Corporation	0.34%	1/09/13	Open	1,969,000	1,971,659
BNP Paribas Securities Corporation	0.35%	1/11/13	Open	4,760,000	4,766,525
Credit Suisse Securities (USA) LLC	0.35%	1/14/13	Open	2,160,813	2,163,712
UBS Securities LLC	(0.50%)	1/15/13	Open	496,600	495,662
UBS Securities LLC	0.28%	1/15/13	Open	3,553,388	3,557,146
UBS Securities LLC	0.32%	1/15/13	Open	1,421,275	1,422,993
UBS Securities LLC	0.32%	1/15/13	Open	985,500	986,691
UBS Securities LLC	0.32%	1/15/13	Open	784,687	785,636
UBS Securities LLC	0.32%	1/15/13	Open	2,622,000	2,625,170
UBS Securities LLC	0.32%	1/15/13	Open	701,950	702,799
UBS Securities LLC	0.32%	1/15/13	Open	382,775	383,238
UBS Securities LLC	0.32%	1/15/13	Open	1,571,500	1,573,400
UBS Securities LLC	0.33%	1/15/13	Open	1,281,500	1,283,098
UBS Securities LLC	0.33%	1/15/13	Open	1,438,650	1,440,443
UBS Securities LLC	0.34%	1/15/13	Open	934,000	935,200
UBS Securities LLC	0.34%	1/15/13	Open	796,875	797,898
UBS Securities LLC	0.34%	1/15/13	Open	4,346,880	4,352,463
UBS Securities LLC	0.34%	1/15/13	Open	933,750	934,949
UBS Securities LLC	0.34%	1/15/13	Open	823,500	824,558
UBS Securities LLC	0.34%	1/15/13	Open	561,600	562,321
UBS Securities LLC	0.35%	1/15/13	Open	1,021,250	1,022,600
UBS Securities LLC	0.35%	1/15/13	Open	941,250	942,494
BNP Paribas Securities Corporation	0.35%	1/22/13	Open	883,000	884,116
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,793,610	1,795,703
Credit Suisse Securities (USA) LLC	0.35%	2/01/13	Open	1,937,250	1,939,510
Barclays Capital Inc.	0.35%	2/07/13	Open	1,579,969	1,581,704
Deutsche Bank Securities, Inc.	0.16%	2/07/13	Open	1,406,625	1,407,331
BNP Paribas Securities Corporation	0.32%	2/08/13	Open	2,384,000	2,386,395
BNP Paribas Securities Corporation	0.32%	2/08/13	Open	505,000	505,507
BNP Paribas Securities Corporation	0.15%	2/14/13	Open	9,937,406	9,941,837
BNP Paribas Securities Corporation	0.33%	2/14/13	Open	1,020,000	1,021,000

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (continued):

	Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

	UBS Securities LLC	0.34%	2/14/13	Open	$1,089,625	$1,090,726
	UBS Securities LLC	0.34%	2/14/13	Open	814,000	814,823
	BNP Paribas Securities Corporation	0.20%	2/20/13	Open	150,670	150,754
	BNP Paribas Securities Corporation	0.34%	2/28/13	Open	2,258,000	2,259,983
	BNP Paribas Securities Corporation	0.34%	2/28/13	Open	1,109,000	1,109,974
	BNP Paribas Securities Corporation	0.33%	3/07/13	Open	1,699,000	1,700,339
	BNP Paribas Securities Corporation	0.33%	3/07/13	Open	1,884,000	1,885,485
	BNP Paribas Securities Corporation	0.33%	3/07/13	Open	1,228,000	1,228,968
	BNP Paribas Securities Corporation	0.33%	3/07/13	Open	2,313,000	2,314,823
	BNP Paribas Securities Corporation	0.33%	3/11/13	Open	2,932,000	2,934,204
	Citigroup Global Markets, Inc.	0.00%	3/20/13	Open	445,050	445,050
	Barclays Capital Inc.	0.35%	4/02/13	Open	1,025,525	1,026,113
	Barclays Capital Inc.	0.35%	4/02/13	Open	1,804,525	1,805,560
	Barclays Capital Inc.	0.35%	4/02/13	Open	1,249,962	1,250,679
	Barclays Capital Inc.	0.35%	4/02/13	Open	369,609	369,821
	BNP Paribas Securities Corporation	0.19%	4/02/13	Open	2,719,763	2,720,624
	Bank of America Merrill Lynch	0.20%	4/02/13	Open	3,465,963	3,467,118
	Bank of America Merrill Lynch	0.20%	4/02/13	Open	6,205,875	6,207,944
	Bank of America Merrill Lynch	0.22%	4/02/13	Open	6,446,663	6,449,026
	Bank of America Merrill Lynch	0.22%	4/02/13	Open	908,250	908,583
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,460,625	1,461,449
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,232,000	1,232,695
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,751,625	1,752,613
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	599,687	600,026
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,363,837	1,364,607
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,505,317	1,506,166
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,372,250	1,373,024
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,600,156	1,601,059
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,317,750	1,318,493
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	262,812	262,961
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,359,375	1,360,142
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,284,050	1,284,774
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	361,875	362,079
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	411,500	411,732
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	5,642,775	5,645,957
	Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,967,006	1,968,115
	UBS Securities LLC	0.32%	4/11/13	Open	1,625,000	1,625,737
	UBS Securities LLC	0.40%	4/11/13	Open	4,044,938	4,047,230
	Bank of America Merrill Lynch	0.14%	4/25/13	Open	10,877,563	10,879,128
	Bank of America Merrill Lynch	0.14%	4/25/13	Open	3,262,519	3,262,988
	Bank of America Merrill Lynch	0.14%	4/25/13	Open	3,560,880	3,561,392
	BNP Paribas Securities Corporation	0.00%	4/29/13	Open	2,212,665	2,212,665
	BNP Paribas Securities Corporation	0.00%	4/29/13	Open	1,045,494	1,045,494
	UBS Securities LLC	0.34%	4/30/13	Open	969,750	970,043
	UBS Securities LLC	0.34%	4/30/13	Open	858,950	859,210
	UBS Securities LLC	0.35%	4/30/13	Open	897,625	897,904
	UBS Securities LLC	0.37%	4/30/13	Open	1,102,400	1,102,763

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Reverse repurchase agreements outstanding as of May 31, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

HSBC Securities (USA), Inc.	0.23%	5/09/13	6/13/13	$16,361,000	$16,362,986
BNP Paribas Securities Corporation	0.10%	5/14/13	Open	2,017,500	2,017,601
Deutsche Bank Securities, Inc.	0.35%	5/31/13	Open	2,176,875	2,176,896

Total	$181,045,193	$181,170,615
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	2,991,600	(4,680)
92	5-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	11,262,094	$(38,766)
119	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	18,102,875	(94,795)
365	30-Year US Treasury Bond	Chicago Board of Trade	September 2013	USD	51,111,406	(737,582)
(500)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	64,609,375	496,106
(166)	2-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	36,543,344	7,140
(12)	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	2,990,550	(7,509)
(16)	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,985,400	(12,942)
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	2,987,400	(8,154)
(9)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,239,200	(3,998)
(9)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,237,512	(6,988)
(9)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,235,487	(7,486)
(53)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	13,149,963	23,734
(44)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	10,902,650	(37,145)
(44)	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	10,886,150	35,654
(44)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	10,867,450	(39,171)

Total	$(436,582)

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	6,205	USD	8,049	Citigroup, Inc.	6/04/13	$16
GBP	33,404	USD	50,970	Citigroup, Inc.	7/17/13	(231)
GBP	1,626,000	USD	2,457,106	Deutsche Bank AG	7/17/13	12,722
USD	11,437,511	GBP	7,471,000	Barclays Plc	7/17/13	89,369
EUR	153,000	USD	196,876	State Street Corp.	7/23/13	2,040
USD	7,703,884	EUR	5,867,391	Citigroup, Inc.	7/23/13	75,662
USD	177,280	EUR	136,000	Goldman Sachs Group, Inc.	7/23/13	465

Total	$180,043

•	Over-the-counter interest rate swaptions purchased as of May 31, 2013 were as follows:

Description	Counterparty		Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

10-Year Interest Rate Swap	Barclays Plc	Call	1.70%	Receive	3-month LIBOR	8/09/13	USD	1,000	$197
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.70%	Receive	3-month LIBOR	8/09/13	USD	600	118

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	18

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Over-the-counter interest rate swaptions purchased as of May 31, 2013 were as follows (concluded):

Description		Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value

	10-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.11%	Receive	3-month LIBOR	9/03/13	USD	5,200	$23,653
	30-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	3.75%	Pay	3-month LIBOR	6/03/13	USD	2,400	—
	10-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.40%	Pay	3-month LIBOR	9/03/13	USD	5,200	90,300
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.75%	Pay	3-month LIBOR	2/16/16	USD	2,300	86,475
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.50%	Pay	3-month LIBOR	2/22/16	USD	5,000	228,327
	10-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	4.00%	Pay	3-month LIBOR	3/14/16	USD	15,000	483,090
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/16/17	USD	6,300	211,595
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	4/23/18	USD	2,500	145,122
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	4/24/18	USD	1,000	58,072
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	5/01/18	USD	2,500	145,607
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.00%	Pay	3-month LIBOR	5/17/18	USD	20,050	1,176,058
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	5/22/18	USD	6,000	264,718

	Total									$2,913,332

•	Over-the-counter interest rate swaptions written as of May 31, 2013 were as follows:

Description		Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value

	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.00%	Pay	3-month LIBOR	4/08/14	USD	15,300	$(27,864)
	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	2.06%	Pay	3-month LIBOR	4/09/14	USD	16,100	(433,871)
	5-Year Interest Rate Swap	BNP Paribas SA	Call	1.15%	Pay	3-month LIBOR	6/09/14	USD	30,300	(101,486)
	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.00%	Pay	3-month LIBOR	7/11/14	USD	15,600	(30,328)
	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Call	1.48%	Pay	3-month LIBOR	7/31/14	USD	10,000	(82,817)
	5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	8/01/14	USD	9,700	(19,117)
	5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Call	1.25%	Pay	3-month LIBOR	2/04/15	USD	6,200	(26,700)
	5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.00%	Receive	3-month LIBOR	8/21/13	USD	10,000	(84,004)
	5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.05%	Receive	3-month LIBOR	8/23/13	USD	5,000	(35,410)
	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	4/08/14	USD	15,300	(140,104)
	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.06%	Receive	3-month LIBOR	4/09/14	USD	16,100	(136,101)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Over-the-counter interest rate swaptions written as of May 31, 2013 were as follows (concluded):

Description		Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Market Value

	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	2.00%	Receive	3-month LIBOR	7/11/14	USD	15,600	$(210,631)
	5-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	1.48%	Receive	3-month LIBOR	7/31/14	USD	10,000	(260,110)
	5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	8/01/14	USD	9,700	(141,003)
	3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Receive	3-month LIBOR	4/15/15	USD	2,500	(46,530)
	3-Year Interest Rate Swap	JPMorgan Chase & Co.	Put	1.30%	Receive	3-month LIBOR	4/15/15	USD	2,500	(46,530)
	3-Year Interest Rate Swap	Barclays Plc	Put	1.40%	Receive	3-month LIBOR	5/07/15	USD	2,500	(45,207)
	5-Year Interest Rate Swap	Goldman Sachs Group, Inc.	Put	2.25%	Receive	3-month LIBOR	2/04/16	USD	6,200	(120,588)
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/16/17	USD	12,600	(167,882)
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	4/23/18	USD	5,000	(123,367)
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	4/24/18	USD	2,000	(49,375)
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	5/01/18	USD	5,000	(123,944)
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	5.50%	Receive	3-month LIBOR	5/17/18	USD	40,100	(1,003,715)
	10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	5/22/18	USD	12,000	(230,203)

	Total									$(3,987,054)

•	Credit default swaps - buy protection outstanding as of May 31, 2013 were as follows:

	Issuer	Pay Fixed Rate	Counterparty			Expiration Date		Notional Amount (000)	Unrealized Depreciation

	Radian Group, Inc.	5.00%	Citigroup, Inc.			6/20/15	USD		1,400	$(132,332)
	The New York Times Co.	1.00%	Barclays Plc			12/20/16	USD		1,800	(59,136)

	Total								$(191,468)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

	Issuer	Receive Fixed Rate	Counterparty			Expiration Date	Credit Rating[1]	Notional Amount (000) [2]	Unrealized Appreciation

	MetLife, Inc.	1.00%	Credit Suisse Group AG			9/20/16	A-	USD	545	$36,921
	MetLife, Inc.	1.00%	Deutsche Bank AG			9/20/16	A-	USD	730	45,632
	MetLife, Inc.	1.00%	Goldman Sachs Group, Inc.			9/20/16	A-	USD	500	30,513
	MetLife, Inc.	1.00%	Morgan Stanley			9/20/16	A-	USD	910	55,908
	MetLife, Inc.	1.00%	Morgan Stanley			9/20/16	A-	USD	275	15,295
	MetLife, Inc.	1.00%	Citigroup, Inc.			12/20/16	A-	USD	298	16,964
	MetLife, Inc.	1.00%	Citigroup, Inc.			12/20/16	A-	USD	290	17,875

	Total								$219,108

[1]	Using Standard & Poor’s rating of the issuer, as applicable.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	20

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
•	Interest rate swaps outstanding as of May 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.36%[3]	3-month LIBOR	Barclays Plc	4/26/15	USD	18,000	$34,561
0.45%[4]	3-month LIBOR	Bank of America Corp.	6/04/15	USD	18,100	(9,627)
1.41%[4]	3-month LIBOR	Bank of America Corp.	2/28/20	USD	3,300	(62,835)
1.75%[3]	3-month LIBOR	Goldman Sachs Group, Inc.	5/31/20	USD	25,100	28,123
2.06%[4]	3-month LIBOR	Deutsche Bank AG	2/25/23	USD	3,400	(71,092)
2.11%[4]	3-month LIBOR	Goldman Sachs Group, Inc.	3/14/23	USD	3,000	(51,499)
2.13%[4]	3-month LIBOR	Barclays Plc	3/15/23	USD	1,500	(23,126)
1.99%[4]	3-month LIBOR	Citigroup, Inc.	4/03/23	USD	4,800	(137,507)
2.29%[3]	3-month LIBOR	Credit Suisse Group AG	5/30/23	USD	2,327	10,384
2.21%[4]	3-month LIBOR	Deutsche Bank AG	4/26/24	USD	2,500	(105,603)
2.67%[4]	3-month LIBOR	Deutsche Bank AG	6/03/24	USD	2,500	(11,271)
2.52%[3]	3-month LIBOR	Goldman Sachs Group, Inc.	9/04/42	USD	1,300	181,275
3.05%[3]	3-month LIBOR	Deutsche Bank AG	2/07/43	USD	4,800	174,967
3.04%[3]	3-month LIBOR	Deutsche Bank AG	3/28/43	USD	2,400	95,468
2.98%[3]	3-month LIBOR	Citigroup, Inc.	4/05/43	USD	100	4,993
2.88%[3]	3-month LIBOR	JPMorgan Chase & Co.	4/16/43	USD	5,100	364,722
2.85%[3]	3-month LIBOR	Deutsche Bank AG	4/29/43	USD	1,200	91,313
2.85%[3]	3-month LIBOR	JPMorgan Chase & Co.	4/29/43	USD	1,200	91,491
3.08%[3]	3-month LIBOR	Credit Suisse Group AG	5/21/43	USD	2,500	75,966
2.96%[3]	3-month LIBOR	Deutsche Bank AG	4/26/44	USD	1,100	89,615
3.36%[3]	3-month LIBOR	Deutsche Bank AG	6/03/44	USD	1,200	8,898

Total						$779,216

[3]	Trust pays the fixed rate and receives the floating rate.
[4]	Trust pays the floating rate and receives the fixed rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	21

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$18,569,457	$10,446,299	$29,015,756
Common Stocks	—	—	471,200	471,200
Corporate Bonds	—	332,322,805	6,418,075	338,740,880
Foreign Agency Obligations	—	3,013,326	—	3,013,326
Non-Agency Mortgage-Backed Securities	—	65,331,354	84,537	65,415,891
Preferred Securities	$5,676,161	29,494,986	—	35,171,147
Municipal Bonds	—	15,151,763	—	15,151,763
US Government Sponsored Agency Securities	—	61,209,349	810	61,210,159
US Treasury Obligations	—	44,767,506	—	44,767,506
Short-Term Securities	870,673	—	—	870,673
Options Purchased:
Interest Rate Contracts	—	2,913,332	—	2,913,332
Total	$6,546,834	$572,773,878	$17,420,921	$596,741,633

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$219,108	—	$219,108
Foreign currency exchange contracts	—	180,274	—	180,274
Interest rate contracts	$562,634	1,251,776	—	1,814,410
Liabilities:
Credit contracts	—	(191,468)	—	(191,468)
Foreign currency exchange contracts	—	(231)	—	(231)
Interest rate contracts	(999,216)	(4,459,614)	—	(5,458,830)
Total	$(436,582)	$(3,000,155)	—	$(3,436,737)

[1]			Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	22

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)
Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$47,886	—	—	$47,886
Foreign currency at value	2,681	—	—	2,681
Cash pledged for financial futures contracts	1,338,000	—	—	1,338,000
Cash pledged as collateral for reverse repurchase agreements	3,825,000	—	—	3,825,000
Cash pledged as collateral for swaps	1,430,000	—	—	1,430,000

	Level 1	Level 2		Level 3		Total
Liabilities:
Cash received as collateral for swaps	—		$(1,150,000)	—		(1,150,000)
Reverse repurchase agreements	—		(181,045,193)	—		(181,045,193)
Total	$6,643,567		$(182,195,193)	—		$(175,551,626)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Non-Agency Mortgage-Backed Securities	US Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2012	$1,537,590	$1	$1,957,000	$523,393	$36,218	$4,054,202
Transfers into Level 3[1]	—	—	5,271,934	—	2,113	5,274,047
Transfers out of Level 3[1]	(751,537)	—	—	—	—	(751,537)
Accrued discounts/premiums	(338,276)	—	(11,700)	2,500	(7)	(347,483)
Net realized gain (loss)	—	—	4,261	30,776	(1,378)	33,659
Net change in unrealized appreciation/depreciation[2]	334,087	471,199	(707,094)	(1,938)	2,434	98,688
Purchases	9,664,435	—	—	—	—	9,664,435
Sales	—	—	(96,326)	(470,194)	(38,570)	(605,090)

Closing Balance, as of May 31, 2013	$10,446,299	$471,200	$6,418,075	$84,537	$810	$17,420,921

[1]		Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,274,047 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]		The change in unrealized appreciation/ depreciation on investments still held as of May 31, 2013 was $96,575.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2013	23

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Opportunity Trust, Inc.

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Opportunity Trust, Inc.

Date: July 25, 2013